The company - 2015 AstraZeneca monalizumab agreements (Details) - 2015 monalizumab agreement, with AstraZeneca € in Millions, $ in Millions					1 Months Ended
	Aug. 01, 2022 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2022 EUR (€)	Dec. 07, 2020 USD ($)	Jun. 30, 2022 USD ($)	Oct. 31, 2020 USD ($)	Sep. 30, 2020 USD ($)	Jan. 31, 2019 USD ($)	Jun. 30, 2015 USD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Receipts from co-development agreement and option agreement									$ 250.0
Receipts from co-development agreement									100.0
Receipts from option agreement									150.0
Proceeds from exercise of option agreement								$ 100.0
Maximum potential regulatory milestones									100.0
Milestone payment received		$ 50.0	€ 47.7	$ 50.0	$ 50.0	$ 50.0
Additional milestones payment receivable							$ 50.0
Additional milestones payment, not eligible	$ 50.0
Maximum amount receivable from counter party upon achievement of certain milestones									775.0
Development and regulatory milestones									350.0
Commercialization milestones									$ 425.0
Co-fund percentage of trials of licensed product									30.00%
Percentage of profits in Europe									50.00%